Financial structure and financial costs - Loan repayment schedule (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 60,203	$ 47,773	$ 40,129
Non-current financial assets	(4,781)	(912)	(680)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 55,422	$ 46,861	$ 39,449
Repayment (as a percent)	100.00%	100.00%	100.00%
Year 2
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 9,932	$ 5,716	$ 5,442
Non-current financial assets	(142)	(101)	(10)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 9,790	$ 5,615	$ 5,432
Repayment (as a percent)	18.00%	12.00%	14.00%
Year 3
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 5,988	$ 6,226	$ 4,042
Non-current financial assets	(268)	(148)	(76)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 5,720	$ 6,078	$ 3,966
Repayment (as a percent)	10.00%	13.00%	10.00%
Year 4
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 6,340	$ 5,230	$ 5,262
Non-current financial assets	(395)	(67)	(104)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 5,945	$ 5,163	$ 5,158
Repayment (as a percent)	11.00%	11.00%	13.00%
Year 5
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 4,535	$ 5,885	$ 5,020
Non-current financial assets	(260)	(87)	(37)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 4,275	$ 5,798	$ 4,983
Repayment (as a percent)	8.00%	12.00%	13.00%
More than 5 years
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 33,408	$ 24,716	$ 20,363
Non-current financial assets	(3,716)	(509)	(453)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 29,692	$ 24,207	$ 19,910
Repayment (as a percent)	53.00%	52.00%	50.00%
Hedging instruments of non-current financial debt
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 1,615	$ 1,694	$ 1,880
Non-current financial assets	(3,221)	(512)	(613)
Hedging instruments of non-current financial debt | Year 2
Loan repayment schedule (excluding current portion)
Non-current financial debt	142	204	386
Non-current financial assets	(58)	(9)
Hedging instruments of non-current financial debt | Year 3
Loan repayment schedule (excluding current portion)
Non-current financial debt	59	433	251
Non-current financial assets	(218)	(121)	(57)
Hedging instruments of non-current financial debt | Year 4
Loan repayment schedule (excluding current portion)
Non-current financial debt	115	106	448
Non-current financial assets	(277)	(18)	(104)
Hedging instruments of non-current financial debt | Year 5
Loan repayment schedule (excluding current portion)
Non-current financial debt	150	139	93
Non-current financial assets	(212)	(83)
Hedging instruments of non-current financial debt | More than 5 years
Loan repayment schedule (excluding current portion)
Non-current financial debt	1,149	812	702
Non-current financial assets	$ (2,456)	$ (281)	$ (452)